UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2001.

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      November 16, 2001
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: 111,103

List of Other Included Managers: NONE












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


                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ADC TELECOMMUNICATIONS         COMM STK         000886101     2164   255000 SH       SOLE               0        0   255000
CLOROX COMPANY                 COMM STK         189054109    20181   641700 SH       SOLE          390700        0   251000
GLOBAL PAYMENTS INC WI         COMM STK         37940X102     1847    99829 SH       SOLE           80029        0    19800
JABIL CIRCUIT INCORPORATED     COMM STK         466313103    11387   526700 SH       SOLE          242700        0   284000
MCDATA CORPORATION             COMM STK         580031201    20883  1110053 SH       SOLE          480992        0   629061
MEAD CORPORATION               COMM STK         582834107     4024   160400 SH       SOLE          105400        0    55000
MONTEREY PASTA CO              COMM STK         612570101     3866   556000 SH       SOLE               0        0   556000
NUEVO ENERGY CO                COMM STK         670509108     4311   243300 SH       SOLE           43300        0   200000
RYDER SYSTEM INC               COMM STK         783549108     5181   288000 SH       SOLE          173000        0   115000
SILICON VALLEY BANKSHRS        COMM STK         827064106     5900   251400 SH       SOLE          174300        0    77100
3TEC ENERGY CORP               COMM STK         88575R308     3219   200000 SH       SOLE               0        0   200000
TITAN PHARMACEUTICALS          COMM STK         888314101     2188    98550 SH       SOLE           27000        0    71550
WATERS CORPORATION             COMM STK         941848103    25952   558700 SH       SOLE          542900        0    15800

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